Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 24,155		$ 46,303			$ 37,573
Prepaid expenses and other current assets	768		629			838
Prepaid research and development	252		830			1,221
Total current assets	25,175		47,762			78,815
Property and equipment, net			4,107			9,331
Right of use assets - operating leases			10,168			13,803
Other assets			244			463
Total assets	25,175		62,281			102,412
Current liabilities:
Accounts payable	902		1,113			742
Accrued expenses and other current liabilities	3,567		4,653			6,707
Non-refundable sublicense and transition services payments	16,250		13,750			8,226
Operating lease liabilities			3,567			3,688
Total current liabilities	20,719		23,083			19,363
Operating lease liabilities - noncurrent			20,443			21,788
Total liabilities	20,719		43,526			41,151
Commitments and contingencies (note 10)
Stockholders' equity:
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; no shares issued and outstanding at both June 30, 2026 and December 31, 2025
Additional paid-in capital	724,593		723,512			720,488
Accumulated deficit	(720,137)		(704,757)			(659,235)
Total stockholders' equity	4,456	$ 11,752	18,755	$ 38,258	$ 46,706	61,261	$ 111,283
Total liabilities and stockholders' equity	$ 25,175		$ 62,281			$ 102,412